SCHEDULE OF FAIR VALUE OF OPTION USING ASSUMPTIONS (Details) - USD ($)				9 Months Ended
		Dec. 29, 2021	Jun. 24, 2021	Sep. 30, 2022	Jul. 15, 2022	Jan. 05, 2022
Risk-free interest rate (%)		1.29%
Expected dividend yield		0.00%		0.00%
Convertible notes amount			$ 350,000
Fair value of the conversion feature (US dollars)			$ 308,000		$ 93,000	$ 154,000
Citrine 8 L P [Member] | Monte Carlo Simulation Model [Member]
Expected volatility (%)			156.80%
Risk-free interest rate (%)			0.17%
Expected dividend yield			0.00%
Debt Securities, Available-for-Sale, Term			1 year 6 months
Conversion price	[1]
Underlying share price (US dollars)			0.03
Convertible notes amount			$ 397
Fair value of the conversion feature (US dollars)			$ 117

[1]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.